Offerings	Aug. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 6,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).Includes an additional 15% related to the exercise in full of the over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (3)
Maximum Aggregate Offering Price	$ 4,004,320
Fee Rate	0.01531%
Amount of Registration Fee	$ 613.07
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).Consists of 1,001,080 shares of Common Stock registered for sale by certain of the selling stockholders named in this registration statement.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (4)
Maximum Aggregate Offering Price	$ 248,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 38.03
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).Includes an additional 15% related to the exercise in full of the over-allotment optionRepresents 3% of the total number of shares of Common Stock sold in this offering and consists of 51,750 shares of Common Stock issuable upon the exercise of Underwriter’s Warrants for $4.80 per share.